PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya Short Term Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 48 .9%
Basic Materials : 2 .1%
389,000
(1)
Albemarle Corp.,
4.650%,
06/01/2027 $ 382,899
0 .1
656,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 657,238
0 .1
1,200,000
(1)
Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 1,192,681
0 .2
1,350,000
(2)
Constellium SE,
5.875%,
02/15/2026 1,345,377
0 .3
641,000  Ecolab, Inc., 1.650%,
02/01/2027 589,745
0 .1
417,000  EIDP, Inc., 4.500%,
05/15/2026 411,264
0 .1
666,000  Freeport-McMoRan,
Inc., 4.550%,
11/14/2024 663,156
0 .1
827,000
(2)
Georgia-Pacific LLC,
1.750%,
09/30/2025 791,578
0 .2
1,200,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,174,969
0 .2
1,200,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,193,625
0 .2
1,200,000
(2)
Novelis Corp., 3.250%,
11/15/2026 1,130,387
0 .2
252,000  Nucor Corp., 2.000%,
06/01/2025 243,939
0 .1
65,000  Nutrien Ltd., 4.900%,
03/27/2028 64,264
0.0
1,098,000  Nutrien Ltd., 5.950%,
11/07/2025 1,104,319
0 .2
10,945,441
2 .1
Communications : 2 .4%
513,000  AT&T, Inc., 1.700%,
03/25/2026 481,755
0 .1
1,200,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 1,189,206
0 .2
529,000  Comcast Corp.,
4.550%,
01/15/2029 520,822
0 .1
1,300,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 1,255,814
0 .3
444,000  Fox Corp., 3.050%,
04/07/2025 435,151
0 .1
83,000
(1)
Motorola Solutions, Inc.,
4.000%,
09/01/2024 82,658
0.0
1,497,000
(2)
NBN Co. Ltd., 1.450%,
05/05/2026 1,398,149
0 .3
349,000
(2)
NBN Co. Ltd., 5.750%,
10/06/2028 359,198
0 .1
700,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 691,513
0 .1
1,200,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 1,130,085
0 .2
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,216,763
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
429,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 $ 407,733
0 .1
283,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 269,409
0 .1
733,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 704,678
0 .1
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 289,141
0 .1
1,200,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,149,980
0 .2
649,000  Verizon
Communications, Inc.,
0.850%,
11/20/2025 610,305
0 .1
12,192,360
2 .4
Consumer, Cyclical : 5 .5%
361,000
(2)
7-Eleven, Inc., 0.950%,
02/10/2026 336,272
0 .1
1,300,000
(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,265,399
0 .2
17,365  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 16,432
0.0
432,000  American Honda
Finance Corp., GMTN,
5.800%,
10/03/2025 434,299
0 .1
195,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 179,758
0.0
656,000
(2)
BMW US Capital LLC,
1.250%,
08/12/2026 604,458
0 .1
1,035,000
(2)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 1,018,031
0 .2
410,000
(2)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 407,152
0 .1
174,328  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 158,481
0.0
625,000  Delta Air Lines, Inc.,
2.900%,
10/28/2024 618,894
0 .1
380,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 361,234
0 .1
300,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 299,087
0 .1
500,000  Ford Motor Credit Co.
LLC, GMTN, 4.389%,
01/08/2026 489,643
0 .1
410,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 403,890
0 .1
586,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 583,065
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
235,000  General Motors
Financial Co., Inc.,
5.350%,
07/15/2027 $ 234,422
0 .1
415,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 414,276
0 .1
300,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 300,084
0 .1
565,000
(2)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 564,522
0 .1
565,000  Home Depot, Inc.,
4.875%,
06/25/2027 564,008
0 .1
874,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 819,697
0 .2
561,000
(2)
Hyundai Capital
America, 1.300%,
01/08/2026 526,648
0 .1
264,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 264,738
0 .1
262,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 264,177
0 .1
493,000
(2)
Hyundai Capital
America, 6.250%,
11/03/2025 496,913
0 .1
1,300,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 1,266,467
0 .2
252,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 240,507
0 .1
100,000  Marriott International,
Inc., 4.875%,
05/15/2029 98,760
0.0
999,000
(2)
Mattel, Inc., 3.375%,
04/01/2026 961,055
0 .2
493,000
(2)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 494,338
0 .1
655,000  MGM Resorts
International, 4.625%,
09/01/2026 639,810
0 .1
545,000  MGM Resorts
International, 5.500%,
04/15/2027 538,080
0 .1
145,463
(2)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 145,869
0.0
1,200,000
(2)
NCL Corp. Ltd.,
5.875%,
02/15/2027 1,185,241
0 .2
1,112,000  Ross Stores, Inc.,
4.600%,
04/15/2025 1,106,095
0 .2
1,200,000
(1)(2)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 1,162,196
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
840,000
(1)
Toll Brothers Finance
Corp., 4.350%,
02/15/2028 $ 812,023
0 .2
718,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 723,239
0 .1
702,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 702,176
0 .1
40,220  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 40,378
0.0
1,200,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 1,160,601
0 .2
50,415  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 50,384
0.0
535,000
(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 535,322
0 .1
500,000
(2)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 506,347
0 .1
385,000
(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 403,941
0 .1
625,000  Walgreens Boots
Alliance, Inc., 3.800%,
11/18/2024 618,140
0 .1
864,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 820,504
0 .2
1,200,000
(2)
William Carter Co.,
5.625%,
03/15/2027 1,184,498
0 .2
1,250,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 1,235,159
0 .2
28,256,710
5 .5
Consumer, Non-cyclical : 6 .2%
1,088,000  AbbVie, Inc., 3.200%,
05/14/2026 1,051,027
0 .2
456,000  AbbVie, Inc., 4.800%,
03/15/2027 454,067
0 .1
651,000  AbbVie, Inc., 4.800%,
03/15/2029 648,619
0 .1
680,000
(1)(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.250%,
03/15/2026 653,800
0 .1
520,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 502,740
0 .1
618,000  Amgen, Inc., 5.150%,
03/02/2028 618,022
0 .1
1,044,000  Amgen, Inc., 5.250%,
03/02/2025 1,042,051
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
930,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 $ 924,837
0 .2
695,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 685,300
0 .1
403,000  Boston Scientific Corp.,
1.900%,
06/01/2025 389,933
0 .1
311,000  Bristol-Myers
Squibb Co., 4.900%,
02/22/2029 310,463
0 .1
760,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 727,119
0 .1
270,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 269,420
0 .1
263,000
(2)
Cargill, Inc., 3.625%,
04/22/2027 254,158
0 .1
370,000  Cigna Group, 1.250%,
03/15/2026 345,617
0 .1
517,000  Cigna Group, 5.000%,
05/15/2029 514,996
0 .1
1,200,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 1,226,774
0 .2
314,000
(2)
CSL Finance PLC,
3.850%,
04/27/2027 303,106
0 .1
1,247,000  CVS Health Corp.,
3.875%,
07/20/2025 1,224,883
0 .2
990,000  CVS Health Corp.,
5.400%,
06/01/2029 991,530
0 .2
629,000
(2)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 616,944
0 .1
398,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 399,101
0 .1
315,000  Equifax, Inc., 2.600%,
12/15/2025 301,868
0 .1
486,000
(2)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 484,901
0 .1
1,200,000
(2)
Garda World Security
Corp., 4.625%,
02/15/2027 1,148,160
0 .2
933,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 933,699
0 .2
920,000  Global Payments, Inc.,
1.200%,
03/01/2026 856,732
0 .2
1,100,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 1,092,494
0 .2
999,000  HCA, Inc., 5.875%,
02/15/2026 1,000,767
0 .2
600,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 577,652
0 .1
1,348,000  Humana, Inc., 5.750%,
03/01/2028 1,371,679
0 .3
600,000
(2)
IQVIA, Inc., 5.000%,
10/15/2026 589,208
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
118,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 $ 117,862
0.0
185,000  Mondelez International,
Inc., 4.750%,
02/20/2029 182,847
0.0
1,300,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 1,258,517
0 .2
267,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 264,125
0 .1
89,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 5.750%,
04/15/2026 88,398
0.0
726,000
(2)
Roche Holdings, Inc.,
5.338%,
11/13/2028 738,043
0 .1
1,361,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,292,951
0 .3
748,000  S&P Global, Inc.,
2.450%,
03/01/2027 699,562
0 .1
1,151,000  S&P Global, Inc.,
2.700%,
03/01/2029 1,043,747
0 .2
705,000
(1)
Smith & Nephew PLC,
5.150%,
03/20/2027 702,808
0 .1
695,000
(2)
Solventum Corp.,
5.450%,
02/25/2027 694,467
0 .1
256,000  Stryker Corp., 3.650%,
03/07/2028 244,157
0 .1
625,000  Tenet Healthcare Corp.,
6.250%,
02/01/2027 625,127
0 .1
201,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 201,331
0.0
498,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 468,341
0 .1
659,000  Viatris, Inc., 1.650%,
06/22/2025 633,515
0 .1
522,000  Zoetis, Inc., 5.400%,
11/14/2025 521,788
0 .1
32,289,253
6 .2
Energy : 3 .0%
1,200,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,191,057
0 .2
516,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 479,062
0 .1
748,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 720,574
0 .2
550,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 550,311
0 .1
488,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 486,070
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
488,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 $ 488,249
0 .1
600,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 614,037
0 .1
625,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 614,683
0 .1
243,000  Equinor ASA, 2.875%,
04/06/2025 238,365
0 .1
1,200,000
(2)
Hess Midstream
Operations L.P.,
5.625%,
02/15/2026 1,191,747
0 .2
590,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 544,234
0 .1
625,000  Matador Resources Co.,
5.875%,
09/15/2026 624,408
0 .1
625,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 626,699
0 .1
916,000  Occidental Petroleum
Corp., 3.500%,
06/15/2025 897,875
0 .2
1,252,000  ONEOK, Inc., 5.850%,
01/15/2026 1,258,936
0 .3
385,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 383,255
0 .1
600,000
(2)
Permian Resources
Operating LLC, 5.375%,
01/15/2026 594,296
0 .1
551,000  Phillips 66, 3.850%,
04/09/2025 543,845
0 .1
647,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 607,063
0 .1
1,252,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 1,235,695
0 .2
1,200,000  Southwestern
Energy Co., 5.700%,
01/23/2025 1,199,008
0 .2
333,000  TransCanada
PipeLines Ltd., 1.000%,
10/12/2024 328,478
0 .1
15,417,947
3 .0
Financial : 19 .3%
653,000  Aflac, Inc., 1.125%,
03/15/2026 609,915
0 .1
298,000
(3)
American Express Co.,
4.990%,
05/01/2026 296,333
0 .1
224,000
(3)
American Express Co.,
5.098%,
02/16/2028 223,042
0.0
541,000
(3)
American Express Co.,
5.389%,
07/28/2027 541,782
0 .1
510,000
(3)
American Express Co.,
5.645%,
04/23/2027 512,153
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
438,000  American Tower Corp.,
3.650%,
03/15/2027 $ 419,600
0 .1
112,000  American Tower Corp.,
5.250%,
07/15/2028 111,811
0.0
850,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 833,650
0 .2
220,000  Aon North America, Inc.,
5.125%,
03/01/2027 219,712
0.0
512,000  Aon North America, Inc.,
5.150%,
03/01/2029 510,769
0 .1
698,000
(2)
Athene Global Funding,
5.684%,
02/23/2026 699,945
0 .1
958,000
(2)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 955,614
0 .2
577,000
(2)
Aviation Capital
Group LLC, 6.375%,
07/15/2030 596,787
0 .1
1,175,000
(1)(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 1,057,106
0 .2
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 198,570
0.0
400,000  Banco Santander SA,
5.588%,
08/08/2028 403,842
0 .1
1,422,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 1,318,343
0 .3
38,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 35,743
0.0
123,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 117,846
0.0
422,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 411,997
0 .1
1,165,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 1,163,441
0 .2
1,281,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 1,227,653
0 .2
684,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 668,466
0 .1
239,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 224,165
0 .1
271,000  Bank of America NA,
5.526%,
08/18/2026 272,976
0 .1
1,055,000  Bank of Montreal,
5.300%,
06/05/2026 1,054,493
0 .2
229,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 226,478
0 .1
447,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 444,414
0 .1
325,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 323,128
0 .1
593,000  Bank of Nova Scotia,
1.450%,
01/10/2025 580,267
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
522,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 $ 513,488
0 .1
788,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 689,098
0 .1
329,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 287,633
0 .1
457,000
(2)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 466,400
0 .1
280,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 287,827
0 .1
220,000
(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 219,154
0.0
328,000
(2)(3)
CaixaBank SA, 6.684%,
09/13/2027 334,389
0 .1
304,000  Camden Property Trust,
4.100%,
10/15/2028 292,013
0 .1
315,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 288,912
0 .1
535,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 532,721
0 .1
551,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 553,754
0 .1
526,000  Charles Schwab Corp.,
5.875%,
08/24/2026 532,199
0 .1
377,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 392,220
0 .1
615,000
(2)
CNO Global Funding,
1.650%,
01/06/2025 601,032
0 .1
550,000
(2)(3)
Cooperatieve
Rabobank UA, 1.339%,
06/24/2026 526,938
0 .1
714,000
(1)
Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 708,948
0 .1
507,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 485,375
0 .1
651,000
(2)
Corebridge Global
Funding, 0.900%,
09/22/2025 615,341
0 .1
711,000
(2)(3)
Credit Agricole SA,
5.335%,
01/10/2030 703,610
0 .1
121,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 118,611
0.0
1,776,000  Credit Suisse AG/New
York NY, MTN, 3.625%,
09/09/2024 1,767,602
0 .3
1,210,000  Crown Castle, Inc.,
1.350%,
07/15/2025 1,158,166
0 .2
628,000
(2)(3)
Danske Bank A/S,
0.976%,
09/10/2025 621,798
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
556,000
(2)(3)
Danske Bank A/S,
4.298%,
04/01/2028 $ 538,430
0 .1
714,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 659,396
0 .1
947,000  Discover Financial
Services, 3.950%,
11/06/2024 941,025
0 .2
836,000
(2)(3)
DNB Bank ASA,
5.896%,
10/09/2026 838,742
0 .2
703,000  Equinix, Inc., 1.250%,
07/15/2025 671,930
0 .1
1,654,000
(2)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 1,617,966
0 .3
487,000
(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 485,984
0 .1
597,000  Fifth Third Bank NA,
3.850%,
03/15/2026 579,580
0 .1
1,200,000
(2)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 1,192,584
0 .2
600,000
(2)
GA Global Funding
Trust, 3.850%,
04/11/2025 590,543
0 .1
209,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 208,388
0.0
106,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 105,860
0.0
354,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 330,248
0 .1
130,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 132,338
0.0
285,000
(3)
Goldman Sachs
Group, Inc., 5.842%,
(SOFRRATE +
0.486%),
10/21/2024 285,043
0 .1
130,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 135,751
0.0
324,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 318,496
0 .1
1,000,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 966,960
0 .2
407,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 402,306
0 .1
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 710,093
0 .1
309,000
(3)
ING Groep NV, 6.083%,
09/11/2027 312,568
0 .1
272,000
(2)
Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 256,560
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
593,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 $ 544,778
0 .1
798,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 744,984
0 .2
621,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 552,579
0 .1
1,079,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,048,011
0 .2
36,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 35,642
0.0
169,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 165,664
0.0
691,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 650,996
0 .1
500,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 473,028
0 .1
119,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 116,279
0.0
968,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 960,770
0 .2
720,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 716,242
0 .1
300,000
(3)
JPMorgan Chase & Co.,
5.299%,
07/24/2029 301,073
0 .1
1,566,000
(3)
JPMorgan Chase & Co.,
5.546%,
12/15/2025 1,564,595
0 .3
1,000,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,008,312
0 .2
712,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 724,614
0 .1
597,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 565,968
0 .1
1,200,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 1,137,764
0 .2
491,000
(3)
Lloyds Banking
Group PLC, 3.870%,
07/09/2025 490,780
0 .1
707,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 711,405
0 .1
232,000
(2)
Lseg US Fin Corp.,
4.875%,
03/28/2027 229,723
0 .1
806,000
(2)
LSEGA Financing PLC,
1.375%,
04/06/2026 752,130
0 .2
548,000  Main Street Capital
Corp., 6.950%,
03/01/2029 554,346
0 .1
717,000
(2)
Met Tower Global
Funding, 4.850%,
01/16/2027 713,164
0 .1
400,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 383,403
0 .1
720,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 666,453
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
316,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.788%,
07/18/2025 $ 315,819
0 .1
200,000
(3)
Mizuho Financial
Group, Inc., 2.555%,
09/13/2025 198,665
0.0
421,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 420,887
0 .1
725,000
(3)
Mizuho Financial
Group, Inc., 5.382%,
07/10/2030 724,209
0 .1
341,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 318,990
0 .1
715,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 666,858
0 .1
227,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 220,490
0.0
574,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 535,343
0 .1
425,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 423,439
0 .1
412,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 425,229
0 .1
644,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 672,095
0 .1
585,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 540,930
0 .1
154,000
(3)
Morgan Stanley, MTN,
2.720%,
07/22/2025 153,714
0.0
320,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 306,001
0 .1
1,167,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 1,163,475
0 .2
533,000
(1)
Morgan Stanley
Bank NA, 4.754%,
04/21/2026 528,418
0 .1
487,000  National Bank of
Canada FXD, 0.750%,
08/06/2024 484,583
0 .1
556,000
(2)
National Securities
Clearing Corp., 5.000%,
05/30/2028 554,945
0 .1
1,200,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 1,175,752
0 .2
532,000
(2)
Nationwide Building
Society, 1.500%,
10/13/2026 489,216
0 .1
419,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 419,497
0 .1
395,000
(2)
NatWest Markets PLC,
5.410%,
05/17/2029 396,370
0 .1
1,200,000  Navient Corp., 6.750%,
06/25/2025 1,200,452
0 .2
374,000
(2)
Nordea Bank Abp,
3.600%,
06/06/2025 367,719
0 .1
893,000  Old Republic
International Corp.,
4.875%,
10/01/2024 890,345
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,200,000  OneMain Finance
Corp., 3.500%,
01/15/2027 $ 1,125,356
0 .2
219,000
(2)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 210,160
0.0
394,000
(2)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 368,171
0 .1
409,000
(3)
PNC Financial Services
Group, Inc., 5.492%,
05/14/2030 411,370
0 .1
488,000
(2)
Principal Life Global
Funding II, 5.100%,
01/25/2029 485,380
0 .1
352,000  Prologis L.P., 4.875%,
06/15/2028 350,415
0 .1
148,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 148,155
0.0
1,200,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 1,142,092
0 .2
457,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 421,332
0 .1
592,000  Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 578,999
0 .1
332,000
(1)
Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 330,557
0 .1
722,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 721,262
0 .1
727,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 736,944
0 .1
562,000  Sixth Street Specialty
Lending, Inc., 3.875%,
11/01/2024 557,897
0 .1
534,000
(2)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 525,466
0 .1
710,000
(2)
Skandinaviska Enskilda
Banken AB, 5.125%,
03/05/2027 710,048
0 .1
744,000
(2)(3)
Societe Generale SA,
2.226%,
01/21/2026 727,827
0 .1
644,000
(3)
State Street Corp.,
5.684%,
11/21/2029 659,147
0 .1
888,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 852,733
0 .2
230,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 234,519
0 .1
535,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 0.800%,
09/16/2024 529,405
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,000,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 $ 1,000,361
0 .2
241,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 242,524
0 .1
533,000
(2)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 524,034
0 .1
447,000
(2)
Swedbank AB, 3.356%,
04/04/2025 440,120
0 .1
576,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 566,820
0 .1
592,000  Toronto-Dominion
Bank, FXD, 1.450%,
01/10/2025 579,312
0 .1
595,000
(1)
Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 592,006
0 .1
859,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 862,216
0 .2
370,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 344,235
0 .1
491,000
(1)(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 429,971
0 .1
425,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 418,122
0 .1
661,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 659,410
0 .1
321,000  UBS AG/London,
5.800%,
09/11/2025 322,267
0 .1
1,249,000
(2)(3)
UBS Group AG,
2.193%,
06/05/2026 1,207,239
0 .2
451,000
(2)(3)
UBS Group AG,
4.488%,
05/12/2026 445,764
0 .1
539,000
(2)(3)
UBS Group AG,
4.490%,
08/05/2025 538,165
0 .1
702,000
(2)(3)
UBS Group AG,
5.428%,
02/08/2030 700,753
0 .1
1,200,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 1,192,224
0 .2
440,000
(3)
US Bancorp, 5.384%,
01/23/2030 441,267
0 .1
406,000
(3)
US Bancorp, 5.775%,
06/12/2029 412,256
0 .1
999,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.500%,
02/15/2025 986,302
0 .2
777,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
06/15/2025 767,491
0 .2
57,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 55,360
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
97,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 $ 94,911
0.0
601,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 533,285
0 .1
383,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 365,390
0 .1
59,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 58,284
0.0
281,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 283,600
0 .1
574,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 575,834
0 .1
276,000
(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 275,259
0 .1
1,200,000
(2)
XHR LP, 6.375%,
08/15/2025 1,199,660
0 .2
99,585,882
19 .3
Industrial : 3 .4%
185,000  AGCO Corp., 5.450%,
03/21/2027 185,495
0.0
735,000  Avnet, Inc., 6.250%,
03/15/2028 754,842
0 .2
325,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 323,632
0 .1
754,000
(1)(2)
Bombardier, Inc.,
7.875%,
04/15/2027 756,390
0 .2
1,200,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,187,870
0 .2
1,200,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 1,186,901
0 .2
315,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 313,836
0 .1
1,225,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 1,224,439
0 .2
656,000  FedEx Corp., 3.250%,
04/01/2026 633,690
0 .1
560,000  GATX Corp., 5.400%,
03/15/2027 560,704
0 .1
835,000
(1)(2)
GFL Environmental,
Inc., 5.125%,
12/15/2026 827,673
0 .2
368,000  HEICO Corp., 5.250%,
08/01/2028 368,697
0 .1
465,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 466,065
0 .1
251,000
(1)
John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 234,785
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
185,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 $ 179,737
0.0
705,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 703,932
0 .1
743,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 761,244
0 .2
1,239,000  Raytheon Technologies
Corp., 3.950%,
08/16/2025 1,218,231
0 .2
777,000  Republic Services, Inc.,
2.500%,
08/15/2024 773,724
0 .2
600,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 583,797
0 .1
508,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 509,216
0 .1
488,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 490,077
0 .1
166,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 167,625
0.0
1,200,000
(2)
Standard Industries,
Inc., 5.000%,
02/15/2027 1,167,561
0 .2
833,000
(1)
Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 859,256
0 .2
707,000
(2)
Veralto Corp., 5.500%,
09/18/2026 707,307
0 .1
355,000  Waste Management,
Inc., 4.950%,
07/03/2027 354,576
0 .1
17,501,302
3 .4
Technology : 2 .5%
364,000  Analog Devices, Inc.,
2.950%,
04/01/2025 357,502
0 .1
178,000
(2)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 167,760
0.0
149,000
(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 139,663
0.0
731,000  Broadcom, Inc.,
3.459%,
09/15/2026 703,822
0 .1
999,000  CDW LLC / CDW
Finance Corp., 5.500%,
12/01/2024 997,360
0 .2
89,000
(1)
Concentrix Corp.,
6.600%,
08/02/2028 90,116
0.0
1,244,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 1,159,452
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
237,000  Fiserv, Inc., 5.150%,
03/15/2027 $ 237,198
0.0
685,000  Fiserv, Inc., 5.450%,
03/02/2028 691,460
0 .1
1,059,000  HP, Inc., 2.200%,
06/17/2025 1,024,232
0 .2
702,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 690,211
0 .1
297,000  Intel Corp., 3.700%,
07/29/2025 291,991
0 .1
999,000  Microchip Technology,
Inc., 4.250%,
09/01/2025 983,863
0 .2
1,008,000  NetApp, Inc., 1.875%,
06/22/2025 971,337
0 .2
923,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.700%,
05/01/2025 901,836
0 .2
643,000  Oracle Corp., 1.650%,
03/25/2026 603,027
0 .1
313,000  Oracle Corp., 2.500%,
04/01/2025 305,843
0 .1
633,000  Oracle Corp., 2.650%,
07/15/2026 600,057
0 .1
682,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 670,964
0 .1
780,000  VMware, Inc., 1.000%,
08/15/2024 775,248
0 .2
421,000  VMware, Inc., 1.400%,
08/15/2026 387,745
0 .1
290,000  Workday, Inc., 3.500%,
04/01/2027 277,502
0 .1
13,028,189
2 .5
Utilities : 4 .5%
518,000
(2)
AEP Texas, Inc.,
3.850%,
10/01/2025 505,773
0 .1
399,000  AES Corp., 1.375%,
01/15/2026 374,081
0 .1
1,119,000  AES Corp., 5.450%,
06/01/2028 1,116,885
0 .2
579,000
(1)
Alabama Power Co.,
3.750%,
09/01/2027 558,327
0 .1
502,000  Ameren Corp., 5.700%,
12/01/2026 506,149
0 .1
607,000  Ameren Illinois Co.,
3.800%,
05/15/2028 582,360
0 .1
637,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 633,752
0 .1
286,000
(2)
Aquarion Co., 4.000%,
08/15/2024 285,040
0 .1
551,000  Avangrid, Inc., 3.200%,
04/15/2025 539,616
0 .1
403,000  Black Hills Corp.,
1.037%,
08/23/2024 400,098
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
359,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 $ 354,944
0 .1
315,000  Consumers Energy Co.,
4.900%,
02/15/2029 313,684
0 .1
582,000
(3)
DTE Energy Co.,
4.220%,
11/01/2024 578,685
0 .1
534,000  DTE Energy Co.,
5.100%,
03/01/2029 529,820
0 .1
1,032,000
(2)
East Ohio Gas Co.,
1.300%,
06/15/2025 990,583
0 .2
697,000
(2)
Enel Finance
International NV,
6.800%,
10/14/2025 708,189
0 .1
927,000  Entergy Corp., 0.900%,
09/15/2025 877,415
0 .2
438,000  Eversource Energy,
2.900%,
03/01/2027 411,668
0 .1
713,000  Eversource Energy,
4.750%,
05/15/2026 703,953
0 .1
266,000  Exelon Corp., 5.150%,
03/15/2029 265,074
0.0
697,000  Georgia Power Co.,
5.004%,
02/23/2027 695,056
0 .1
369,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 365,415
0 .1
320,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 321,456
0 .1
307,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 4.850%,
02/07/2029 305,267
0 .1
417,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.875%,
02/07/2025 407,878
0 .1
359,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 362,306
0 .1
392,000
(2)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 398,394
0 .1
516,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 475,528
0 .1
446,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 394,491
0 .1
464,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 456,570
0 .1
257,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 254,620
0.0
535,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 445,158
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
621,000  NiSource, Inc., 0.950%,
08/15/2025 $ 590,016
0 .1
632,000
(1)
ONE Gas, Inc., 5.100%,
04/01/2029 633,899
0 .1
573,086  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 547,935
0 .1
647,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 614,512
0 .1
170,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 172,991
0.0
220,000  Sempra Energy,
5.400%,
08/01/2026 219,863
0.0
1,252,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 1,194,868
0 .2
238,000  Southern Co., 5.500%,
03/15/2029 241,205
0.0
283,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 271,883
0.0
417,000  Tampa Electric Co.,
4.900%,
03/01/2029 413,898
0 .1
351,000
(2)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 344,587
0 .1
680,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 671,059
0 .1
520,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 511,657
0 .1
23,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 20,297
0.0
815,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 806,543
0 .2
51,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 50,686
0.0
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 70,825
0.0
23,494,959
4 .5
Total Corporate Bonds/
Notes
(Cost $254,049,018)
252,712,043
48 .9
ASSET-BACKED SECURITIES : 19 .1%
Automobile Asset-Backed Securities : 5 .1%
750,000  Americredit Automobile
Receivables Trust
2023-1 A3, 5.620%,
11/18/2027 751,510
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
302,583  AmeriCredit Automobile
Receivables Trust
2021-3 A3, 0.760%,
08/18/2026 $ 298,606
0 .1
2,850,000  BMW Vehicle Lease
Trust 2024-1 A4,
5.000%,
06/25/2027 2,839,458
0 .6
2,850,000  Carmax Auto Owner
Trust 2023-3 B,
5.470%,
02/15/2029 2,857,711
0 .6
300,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 282,946
0 .1
1,650,000
(2)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,664,809
0 .3
1,050,000
(2)
Citizens Auto
Receivables Trust
2024-1 A3, 5.110%,
04/17/2028 1,047,307
0 .2
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 448,734
0 .1
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 401,051
0 .1
550,000  GM Financial Consumer
Automobile Receivables
Trust 2023-1 A3,
4.660%,
02/16/2028 545,378
0 .1
1,750,000  GM Financial Consumer
Automobile Receivables
Trust 2023-3 A4,
5.340%,
12/18/2028 1,760,046
0 .3
2,600,000
(2)
GM Financial Revolving
Receivables Trust
2021-1 A, 1.170%,
06/12/2034 2,384,805
0 .5
1,050,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 990,943
0 .2
102,275
(2)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 99,924
0.0
1,600,000  Nissan Auto Lease
Trust 2023-B A4,
5.610%,
11/15/2027 1,601,645
0 .3
131,625
(2)
Oscar US Funding
XIII LLC 2021-2A A3,
0.860%,
09/10/2025 130,967
0.0
1,250,000
(2)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,236,856
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
2,600,000  Santander Drive Auto
Receivables Trust
2023-3 B, 5.610%,
07/17/2028 $ 2,603,426
0 .5
1,800,000
(2)
Tesla Auto Lease Trust
2023-A A3, 5.890%,
06/22/2026 1,804,267
0 .3
2,750,000  Toyota Auto
Receivables Owner
Trust 2024-A A3,
4.830%,
10/16/2028 2,733,988
0 .5
26,484,377
5 .1
Other Asset-Backed Securities : 12 .8%
550,000
(2)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 7.325%,
(TSFR3M + 2.000%),
04/20/2036 554,528
0 .1
600,840
(2)(3)
AMMC CLO 22 Ltd.
2018-22A A, 6.615%,
(TSFR3M + 1.292%),
04/25/2031 601,382
0 .1
2,000,000
(2)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.793%, (TSFR1M +
1.464%),
11/15/2036 1,996,015
0 .4
1,900,000
(2)(3)
Ballyrock CLO 17
Ltd. 2021-17A A1B,
6.986%, (TSFR3M +
1.662%),
10/20/2034 1,901,207
0 .4
2,149,161
(2)(3)
Barings CLO Ltd.
2015-IA AR, 6.576%,
(TSFR3M + 1.252%),
01/20/2031 2,150,620
0 .4
250,000
(2)(3)
Barings CLO Ltd.
2017-1A A2, 6.939%,
(TSFR3M + 1.612%),
07/18/2029 250,426
0 .1
2,750,000
(2)(3)
Barings CLO Ltd.
2024-1A A, 6.899%,
(TSFR3M + 1.630%),
01/20/2037 2,762,911
0 .5
1,121,688
(2)(3)
Benefit Street Partners
CLO IX Ltd. 2016-9A
AR, 6.696%, (TSFR3M
+ 1.372%),
07/20/2031 1,122,525
0 .2
1,650,000
(2)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
AR, 6.505%, (TSFR3M
+ 1.180%),
01/15/2033 1,649,787
0 .3
2,000,000
(2)(3)
Benefit Street Partners
CLO XX Ltd. 2020-20A
AR, 6.760%, (TSFR3M
+ 1.432%),
07/15/2034 2,002,750
0 .4
2,500,000
(2)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A
A, 6.760%, (TSFR3M +
1.432%),
10/15/2034 2,503,138
0 .5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,134,129
(2)(3)
BlueMountain Fuji US
Clo I Ltd. 2017-1A
A1R, 6.566%, (TSFR3M
+ 1.242%),
07/20/2029 $ 1,134,470
0 .2
4,000,000
(2)(3)
BRSP Ltd. 2021-FL1
B, 7.353%, (TSFR1M +
2.014%),
08/19/2038 3,827,473
0 .7
800,000
(2)(3)
CARLYLE US CLO Ltd.
2021-4A A2, 6.986%,
(TSFR3M + 1.662%),
04/20/2034 801,844
0 .2
250,000
(2)(3)
CIFC Funding Ltd.
2019-6A A2R, 7.028%,
(TSFR3M + 1.700%),
07/16/2037 250,094
0.0
810,969  CNH Equipment Trust
2021-B A3, 0.440%,
08/17/2026 791,329
0 .2
348,092  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 339,066
0 .1
94,079
(2)(3)
Deer Creek Clo Ltd.
2017-1A A, 6.766%,
(TSFR3M + 1.442%),
10/20/2030 94,184
0.0
1,750,000
(2)
DLLAA LLC 2023-1A
A3, 5.640%,
02/22/2028 1,761,177
0 .3
1,630,000
(2)(3)
Dryden 72 CLO Ltd.
2019-72A AR, 6.664%,
(TSFR3M + 1.342%),
05/15/2032 1,631,012
0 .3
250,000
(2)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.836%,
(TSFR3M + 1.512%),
01/20/2030 250,120
0.0
6,835
(2)(3)
Elevation CLO Ltd.
2014-2A A1R, 6.820%,
(TSFR3M + 1.492%),
10/15/2029 6,839
0.0
1,210,000
(2)(3)
Goldentree Loan
Management US Clo
4 Ltd. 2019-4A ARR,
6.473%, (TSFR3M +
1.150%),
04/24/2031 1,210,543
0 .2
394,792
(2)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.033%,
(SOFR30A + 1.700%),
04/20/2037 395,252
0 .1
450,000
(2)(3)
Invesco US CLO Ltd.
2023-1A AR, 6.856%,
(TSFR3M + 1.570%),
04/22/2037 451,913
0 .1
735,137  John Deere Owner
Trust 2021-B A3,
0.520%,
03/16/2026 721,063
0 .1
450,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 434,533
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
857,573
(2)
Kubota Credit Owner
Trust 2021-2A A3,
0.560%,
11/17/2025 $ 844,190
0 .2
1,100,000
(2)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,094,780
0 .2
1,045,789
(2)(3)
LCM 26 Ltd. 26A A1,
6.656%, (TSFR3M +
1.332%),
01/20/2031 1,047,815
0 .2
2,750,000
(2)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
6.985%, (TSFR3M +
1.662%),
07/25/2034 2,751,202
0 .5
1,575,000
(2)(3)
MF1 Ltd. 2021-FL6 C,
7.296%, (TSFR1M +
1.964%),
07/16/2036 1,539,436
0 .3
968,663
(2)(3)
MF1 Ltd. 2022-FL8 A,
6.689%, (TSFR1M +
1.350%),
02/19/2037 964,706
0 .2
1,581,297
(2)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR,
6.509%, (TSFR3M +
1.182%),
10/18/2030 1,583,273
0 .3
1,550,000
(2)(3)
OCP CLO Ltd. 2020-
19A AR, 6.736%,
(TSFR3M + 1.412%),
10/20/2034 1,552,212
0 .3
300,000
(2)(3)
Octagon 61 Ltd.
2023-2A A, 7.175%,
(TSFR3M + 1.850%),
04/20/2036 302,106
0 .1
250,000
(2)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.938%,
(TSFR3M + 1.612%),
07/19/2030 250,135
0 .1
1,036,915
(2)(3)
Octagon Loan Funding
Ltd. 2014-1A ARR,
6.767%, (TSFR3M +
1.442%),
11/18/2031 1,038,099
0 .2
3,700,000
(2)(3)
OHA Credit Partners
XIII Ltd. 2016-13A AR,
6.756%, (TSFR3M +
1.432%),
10/25/2034 3,704,932
0 .7
3,000,000
(2)(3)
OHA Credit Partners
XVI 2021-16A A,
6.739%, (TSFR3M +
1.412%),
10/18/2034 3,003,192
0 .6
500,000
(2)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.738%,
(TSFR3M + 1.412%),
01/19/2037 500,846
0 .1
214,759
(2)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
6.686%, (TSFR3M +
1.362%),
07/20/2030 214,984
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,850,000
(2)(3)
Palmer Square CLO
Ltd. 2018-1A A1R,
6.844%, (TSFR3M +
1.520%),
04/18/2037 $ 1,865,198
0 .4
1,650,000
(2)(3)
Palmer Square CLO
Ltd. 2019-1A A1R,
6.734%, (TSFR3M +
1.412%),
11/14/2034 1,652,978
0 .3
350,000
(2)
PFS Financing Corp.
2021-B A, 0.770%,
08/15/2026 347,721
0 .1
600,000
(2)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 591,801
0 .1
950,000
(2)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 955,517
0 .2
750,000
(2)(3)
Rad CLO 6 Ltd.
2019-6A A1, 6.966%,
(TSFR3M + 1.642%),
01/20/2033 750,189
0 .1
2,024,647
(2)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
6.706%, (TSFR3M +
1.382%),
01/21/2031 2,025,912
0 .4
410,000
(2)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
6.604%, (TSFR3M +
1.280%),
04/25/2033 410,181
0 .1
1,132,678
(2)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
6.520%, (TSFR3M +
1.192%),
07/15/2030 1,133,387
0 .2
500,000
(2)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.746%, (TSFR3M +
1.422%),
07/20/2034 500,777
0 .1
1,650,000
(2)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 1,647,825
0 .3
970,000
(2)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
6.590%, (TSFR3M +
1.250%),
07/15/2032 970,319
0 .2
300,000
(2)(3)
Wellman Park CLO Ltd.
2021-1A A, 6.690%,
(TSFR3M + 1.362%),
07/15/2034 300,314
0 .1
1,250,000
(2)(3)
Wind River CLO Ltd.
2022-1A A, 6.855%,
(TSFR3M + 1.530%),
07/20/2035 1,250,713
0 .2
66,390,941
12 .8
Student Loan Asset-Backed Securities : 1 .2%
103,569
(2)(3)
Navient Private
Education Loan Trust
2014-AA A3, 7.043%,
(TSFR1M + 1.714%),
10/15/2031 103,889
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
142,900
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 $ 134,063
0.0
45,542
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 41,217
0.0
83,908
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 74,204
0.0
1,303,750
(2)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 1,134,930
0 .2
312,201
(2)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 267,240
0 .1
2,692,979
(2)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 2,703,929
0 .5
171,695
(2)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 168,474
0 .1
356,204
(2)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 303,738
0 .1
1,376,944
(2)
Sofi Proffesional
Loan Program Trust
2021-A AFX, 1.030%,
08/17/2043 1,181,926
0 .2
6,113,610
1 .2
Total Asset-Backed
Securities
(Cost $99,432,485)
98,988,928
19 .1
U.S. TREASURY OBLIGATIONS : 14 .1%
United States Treasury Notes : 14 .1%
1,621,000
4.250
%,
06/30/2029 1,614,351
0 .3
1,081,000
(1)
4.500
%,
05/31/2029 1,088,516
0 .2
4,800,000
4.625
%,
06/30/2026 4,791,469
0 .9
63,717,000
4.625
%,
06/15/2027 63,903,671
12 .4
1,549,000
(1)
4.875
%,
05/31/2026 1,552,268
0 .3
72,950,275
14 .1
Total U.S. Treasury
Obligations
(Cost $72,806,510)
72,950,275
14 .1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 8 .3%
1,478,947
(2)(3)
AREIT LLC 2023-CRE8
A, 7.441%, (TSFR1M +
2.112%),
08/17/2041 1,484,938
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000
(2)
ARZ Trust 2024-BILT
A, 5.772%,
06/11/2029 $ 1,257,396
0 .2
350,000  BANK5 Trust 2024-
5YR6 A3, 6.225%,
05/15/2057 361,985
0 .1
1,000,000
(3)
Benchmark Mortgage
Trust 2024-V7 A3,
6.228%,
05/15/2056 1,033,795
0 .2
2,917,000
(2)(3)
BHMS 2018-ATLS C,
7.526%, (TSFR1M +
2.197%),
07/15/2035 2,899,350
0 .6
291,180
(2)(3)
BX 2021-MFM1 B,
6.393%, (TSFR1M +
1.064%),
01/15/2034 287,739
0.0
500,000
(2)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 6.870%,
(TSFR1M + 1.541%),
05/15/2034 501,110
0 .1
1,550,000
(2)(3)
BX Trust 2021-ARIA
C, 7.089%, (TSFR1M +
1.760%),
10/15/2036 1,524,903
0 .3
1,000,000
(2)(3)
BX Trust 2021-LGCY
A, 5.949%, (TSFR1M +
0.620%),
10/15/2036 982,333
0 .2
1,173,045
(2)(3)
BX Trust 2022-PSB A,
7.780%, (TSFR1M +
2.451%),
08/15/2039 1,172,679
0 .2
1,300,000  COMM Mortgage
Trust 2015-CR26 A4,
3.630%,
10/10/2048 1,260,977
0 .2
1,200,000  Csail Commercial
Mortgage Trust 2015-
C2 A4, 3.504%,
06/15/2057 1,176,059
0 .2
1,722,630  DBJPM Mortgage Trust
2017-C6 A3, 3.269%,
06/10/2050 1,711,812
0 .3
4,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 4,105,384
0 .8
1,500,000
(2)
ELM Trust 2024-
ELM B15, 5.995%,
06/10/2039 1,503,172
0 .3
710,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 555,412
0 .1
50,896  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 48,242
0.0
5,605  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 5,529
0.0
63  Ginnie Mae 2017-69
AB, 2.350%,
05/16/2053 63
0.0
3,060  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 3,020
0.0
27,612  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 26,881
0.0
21,225  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 20,788
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,345  Ginnie Mae 2018-41 A,
2.400%,
09/16/2058 $ 6,212
0.0
1,039,000
(2)(3)
GS Mortgage Securities
Corp. Trust 2017-SLP
E, 4.744%,
10/10/2032 1,007,839
0 .2
1,000,000
(2)(3)
HILT COMMERCIAL
MORTGAGE TRUST
2024-ORL A, 6.870%,
(TSFR1M + 1.541%),
05/15/2037 999,177
0 .2
330,000
(2)
Houston Galleria
Mall Trust 2015-
HGLR A1A2, 3.087%,
03/05/2037 321,485
0 .1
4,000,000
(2)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 7.574%,
(TSFR1M + 2.245%),
10/15/2039 3,982,015
0 .8
360,000
(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT CFX, 4.950%,
07/05/2033 291,604
0.0
1,500,000
(2)(3)
LBA Trust 2024-BOLT
A, 6.920%, (TSFR1M +
1.591%),
06/15/2026 1,495,670
0 .3
2,000,000
(2)(3)
Life Mortgage Trust
2022-BMR2 A1,
6.624%, (TSFR1M +
1.295%),
05/15/2039 1,966,895
0 .4
400,000
(2)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.727%,
(TSFR1M + 1.397%),
03/15/2039 395,583
0 .1
1,200,000
(2)(3)
PFP Ltd. 2023-10 A,
7.694%, (TSFR1M +
2.365%),
09/16/2038 1,207,549
0 .2
2,000,000
(2)(3)
SMRT 2022-MINI F,
8.679%, (TSFR1M +
3.350%),
01/15/2039 1,904,532
0 .4
1,900,000
(2)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 1,928,853
0 .4
1,085,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 1,035,807
0 .2
2,000,000
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 1,906,168
0 .4
2,500,000
(2)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 2,509,506
0 .5
Total Commercial
Mortgage-Backed
Securities
(Cost $42,595,158)
42,882,462
8 .3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 7 .2%
945,400
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
6.885%, (SOFR30A +
1.550%),
10/25/2041 $ 949,922
0 .2
65,161  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 58,949
0.0
7,475  Fannie Mae REMIC
Trust 2010-54 LC,
3.000%,
04/25/2040 7,342
0.0
242,542  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 235,147
0.0
524,272
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
5.800%, (SOFR30A +
0.464%),
08/25/2042 520,952
0 .1
81,327  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 81,569
0.0
755,439
(3)
Freddie Mac REMIC
Trust 3049 XF,
5.798%, (SOFR30A +
0.464%),
05/15/2033 749,719
0 .1
3,437,158
(3)
Freddie Mac REMIC
Trust 3114 PF,
5.848%, (SOFR30A +
0.514%),
02/15/2036 3,407,380
0 .7
5,220,798
(3)
Freddie Mac REMIC
Trust 3136 FA,
5.998%, (SOFR30A +
0.664%),
04/15/2036 5,200,156
1 .0
1,022,569
(3)
Freddie Mac REMIC
Trust 3153 UF,
5.878%, (SOFR30A +
0.544%),
05/15/2036 1,019,338
0 .2
391,403
(3)
Freddie Mac REMIC
Trust 3255 FA,
5.728%, (SOFR30A +
0.394%),
12/15/2036 385,569
0 .1
21,635
(3)
Freddie Mac REMIC
Trust 3747 FA,
5.948%, (SOFR30A +
0.614%),
10/15/2040 21,469
0.0
513,886
(3)
Freddie Mac REMIC
Trust 4879 DF,
5.848%, (SOFR30A +
0.514%),
08/15/2034 508,596
0 .1
1,500,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.735%,
(SOFR30A + 2.400%),
02/25/2042 1,539,064
0 .3
4,614,288
(3)
Freddie Mac Strips
406 F43, 6.135%,
(SOFR30A + 0.800%),
10/25/2053 4,603,947
0 .9

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,890,531
(3)
Freddie Mac Strips
406 F44, 6.335%,
(SOFR30A + 1.000%),
10/25/2053 $ 3,917,133
0 .8
153,090
(3)
Ginnie Mae 2010-H03
FA, 5.992%, (TSFR1M
+ 0.664%),
03/20/2060 153,044
0.0
12,926
(3)
Ginnie Mae 2010-H10
FC, 6.433%, (TSFR1M
+ 1.114%),
05/20/2060 13,001
0.0
1,220,776
(3)
Ginnie Mae 2010-H11
FA, 6.442%, (TSFR1M
+ 1.114%),
06/20/2060 1,226,405
0 .2
120,948
(3)
Ginnie Mae 2011-H03
FA, 5.937%, (TSFR1M
+ 0.614%),
01/20/2061 120,841
0.0
28,717
(3)
Ginnie Mae 2011-H05
FA, 5.937%, (TSFR1M
+ 0.614%),
12/20/2060 28,692
0.0
57,173
(3)
Ginnie Mae 2011-H05
FB, 5.937%, (TSFR1M
+ 0.614%),
12/20/2060 57,119
0.0
273,856
(3)
Ginnie Mae 2011-H06
FA, 5.887%, (TSFR1M
+ 0.564%),
02/20/2061 273,461
0 .1
22,556
(3)
Ginnie Mae 2011-H07
FA, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 22,532
0.0
60,784
(3)
Ginnie Mae 2011-H08
FD, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 60,736
0.0
229,456
(3)
Ginnie Mae 2011-H08
FG, 5.917%, (TSFR1M
+ 0.594%),
03/20/2061 229,252
0.0
248,603
(3)
Ginnie Mae 2011-H09
AF, 5.937%, (TSFR1M
+ 0.614%),
03/20/2061 248,370
0 .1
64,747
(3)
Ginnie Mae 2012-H18
NA, 5.957%, (TSFR1M
+ 0.634%),
08/20/2062 64,658
0.0
409,384
(3)
Ginnie Mae 2012-H23
WA, 5.957%, (TSFR1M
+ 0.634%),
10/20/2062 409,102
0 .1
261,334  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 242,170
0 .1
141,412
(3)
Ginnie Mae 2014-53
JM, 6.976%,
04/20/2039 147,273
0.0
2,982,277
(3)
Ginnie Mae 2015-H32
FH, 6.097%, (TSFR1M
+ 0.774%),
12/20/2065 2,985,778
0 .6
2,751,972
(3)
Ginnie Mae 2016-H16
FE, 6.105%, (TSFR12M
+ 1.095%),
06/20/2066 2,752,568
0 .5
879,528
(3)
Ginnie Mae 2017-H06
FE, 5.987%, (TSFR1M
+ 0.664%),
02/20/2067 879,306
0 .2
550,542
(3)
Ginnie Mae 2017-H07
FG, 5.897%, (TSFR1M
+ 0.574%),
02/20/2067 549,707
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,769,166  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 $ 1,771,403
0 .3
967,625
(2)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 761,106
0 .2
1,073,340  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 1,010,193
0 .2
Total Collateralized
Mortgage Obligations
(Cost $37,044,826)
37,212,969
7 .2
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0 .1%
Federal Home Loan Mortgage Corporation : 0 .1%
(5)
10,667
5.500
%,
01/01/2037 10,746
0.0
5,141
5.500
%,
10/01/2038 5,171
0.0
100,834
5.500
%,
11/01/2038 101,372
0 .1
91,657
5.500
%,
02/01/2039 92,407
0.0
209,696
0 .1
Uniform Mortgage-Backed Securities : 0.0%
97
5.000
%,
03/01/2027 96
0.0
74,217
5.000
%,
05/01/2042 73,465
0.0
73,561
0.0
Total U.S. Government
Agency Obligations
(Cost $299,628)
283,257
0 .1
Total Long-Term
Investments
(Cost $506,227,625)
505,029,934
97 .7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7 .5%
Commercial Paper : 4 .6%
8,000,000  Concord
Minutemen Capital
Co. LLC,
10.900
%,
07/02/2024 7,995,239
1 .5
6,100,000  Duke Energy Co.,
16.550
%,
07/01/2024 6,097,243
1 .2
10,000,000
Enterprise,
16.460
%,
07/01/2024 9,995,480
1 .9
Total Commercial Paper
(Cost $24,098,810)
24,087,962
4 .6

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2 .1%
711,980
(6)
Bethesda Securities,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase Amount
$712,299, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market
Value plus accrued
interest $726,220, due
10/01/27-01/01/57)
$ 711,980
0 .1
3,379,626
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $3,381,134,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$3,447,218, due
08/08/24-04/20/74)
3,379,626
0 .7
3,379,626
(6)
CF Secured LLC,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $3,381,134,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.500%, Market Value
plus accrued interest
$3,447,219, due
04/30/27-04/20/72)
3,379,626
0 .7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,300,000
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase
Amount $3,301,478,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$3,359,564, due
10/15/25-02/15/53)
$ 3,300,000
0 .6
Total Repurchase
Agreements
(Cost $10,771,232)
10,771,232
2 .1
Time Deposits : 0 .7%
350,000
(6)
BNP Paribas SA,
5.290
%,
07/01/2024 350,000
0 .1
350,000
(6)
Canadian Imperial Bank
of Commerce,
5.310
%,
07/01/2024 350,000
0 .1
350,000
(6)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
07/01/2024 350,000
0 .1
330,000
(6)
DZ Bank AG,
5.300
%,
07/01/2024 330,000
0.0
340,000
(6)
HSBC Bank PLC,
5.380
%,
07/01/2024 340,000
0 .1
300,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
07/01/2024 300,000
0.0
340,000
(6)
Mizuho Bank Ltd.,
5.320
%,
07/01/2024 340,000
0 .1
350,000
(6)
Royal Bank of Canada,
5.320
%,
07/01/2024 350,000
0 .1
340,000
(6)
Skandinaviska Enskilda
Banken AB,
5.310
%,
07/01/2024 340,000
0 .1
320,000
(6)
Svenska
Handelsbanken AB,
5.310
%,
07/01/2024 320,000
0.0
Total Time Deposits
(Cost $3,370,000)
3,370,000
0 .7

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0 .1%
607,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $607,000) $ 607,000 0 .1
Total Short-Term
Investments
(Cost $38,847,042)
$ 38,836,194
7 .5
Total Investments in
Securities
(Cost $545,074,667) $ 543,866,128 105 .2
Liabilities in Excess of
Other Assets
(26,815,465) ( 5 .2 )
Net Assets $ 517,050,663 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Short Term Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 252,712,043 $ — $ 252,712,043
Asset-Backed Securities — 98,988,928 — 98,988,928
U.S. Treasury Obligations — 72,950,275 — 72,950,275
Commercial Mortgage-Backed Securities — 42,882,462 — 42,882,462
Collateralized Mortgage Obligations — 37,212,969 — 37,212,969
U.S. Government Agency Obligations — 283,257 — 283,257
Short-Term Investments 607,000 38,229,194 — 38,836,194
Total Investments, at fair value $ 607,000 $ 543,259,128 $ — $ 543,866,128
Other Financial Instruments+
Futures 929,091 — — 929,091
Total Assets $ 1,536,091 $ 543,259,128 $ — $ 544,795,219
Liabilities Table
Other Financial Instruments+
Futures $ (440,517) $ — $ — $ (440,517)
Total Liabilities $ (440,517) $ — $ — $ (440,517)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,352 09/30/24 $ 276,103,750 $ 892,372
U.S. Treasury Ultra Long Bond 14 09/19/24 1,754,812 36,719
$ 277,858,562 $ 929,091
Short Contracts:
U.S. Treasury 5-Year Note (521) 09/30/24 (55,527,203) (388,251)
U.S. Treasury 10-Year Note (15) 09/19/24 (1,649,766) (4,289)
U.S. Treasury Long Bond (7) 09/19/24 (828,187) (9,694)
U.S. Treasury Ultra 10-Year Note (16) 09/19/24 (1,816,500) (38,283)
$ (59,821,656) $ (440,517)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,111,227
Gross Unrealized Depreciation (3,319,767)
Net Unrealized Depreciation $ (1,208,540)